Provisions	12 Months Ended
Dec. 31, 2025
Provisions [abstract]
Provisions	Provisions

	Government grant liability	Decommissioning liability	Total	1.
	US$'000	US$'000	US$'000
Balance at January 1, 2025	1,858	7,248	9,106
Remeasurement of provisions	(12)	-	(12)
Unwind of discount	169	276	445
Charged to profit or loss	157	276	433
Exchange differences	254	953	1,207
Amounts adjusted to property, plant and equipment	-	(780)	(780)
Provision utilized	(223)	(4)	(227)
Balance at December 31, 2025	2,046	7,693	9,739
Current	562	-	562
Non-current	1,484	7,693	9,177
Total provisions	2,046	7,693	9,739

	(Recast)	(Recast)	(Recast)
Balance at January 1, 2024	1,822	4,048	5,870
Remeasurement of provisions	458	-	458
Unwind of discount	133	123	256
Charged to profit or loss	591	123	714
Exchange differences	(111)	(409)	(520)
Amounts adjusted to property, plant and equipment	117	3,656	3,773
Provision utilized	(561)	(170)	(731)
Balance at December 31, 2024	1,858	7,248	9,106
Current	576	-	576
Non-current	1,282	7,248	8,530
Total provisions	1,858	7,248	9,106
27.1. Government grant liability
Telix Innovations has received grants from the Walloon regional government in Belgium. These grants meet the definition of a financial liability as defined in IFRS 9 Financial Instruments and were designated to be measured at fair value through profit and loss.
The grants are repayable to the Walloon government based on a split between fixed and variable repayments. The fixed proportion is based on contractual cash flows agreed with the Walloon government. The variable cash flows are based on a fixed percentage of future sales and are capped at an agreed upon level.
The Group has estimated that the full variable repayments will be made up to the pre-agreed capped amount. The key inputs into this calculation are the risk adjusted discount rate of 3.9% (2024: 3.3%), the expected sales volumes and the net sales price per unit. The expected sales volumes and net sales price per unit assumptions are consistent with those utilized by the Group in the calculation of the contingent consideration liability and intellectual property valuation.
27.2. Decommissioning liability
Telix owns and operates a radiopharmaceutical production facility in Belgium. The site has cyclotrons installed in concrete shielded vaults which also contain some nuclear contamination associated with past manufacturing activities.
Telix has an obligation to remove the cyclotrons and restore the site.
In 2024, new cyclotrons were installed in the facility, which will be decommissioned at the end of the operating life of the facility. A provision for dismantling and removal of $3,656,000 has been recognized with respect to these cyclotrons, in addition to existing remediation costs to remove nuclear contamination in the vaults.
The total decommissioning costs expected to be incurred in 2041 of €12,451,000 (2024: €12,451,000) have been discounted using the Belgium risk-free rate of 3.9% (2024: 3.3%) and translated to US$ at the exchange rate at
December 31, 2025.
The provision represents the best estimate of the expenditures required to settle the present obligation at December 31,
2025. While the Group has made its best estimate in establishing its decommissioning liability, because of potential changes in technology as well as safety and environmental requirements, plus the actual timescale to complete decommissioning, the ultimate provision requirements could vary from the Group’s current estimates. Any subsequent changes in estimate which alter the level of the provision required are also reflected in adjustments to the intangible license asset. Each year, the provision is increased to reflect the unwind of discount and to accrue an estimate for the effects of inflation, with the charges being presented in the consolidated statement of comprehensive income or loss.
Actual payments for commencement of decommissioning activity are disclosed as provision utilized in the above table.